Financing	12 Months Ended
Dec. 31, 2021
JD Health [Member]
Financing
24. Financing for JD Health
In May 2019, JD Health entered into definitive agreements for the non-redeemable
series A preference share financing (“JD Health Series A Preference Shares”) with a group of third-party investors. The total amount of financing raised from JD Health Series A Preference Shares was approximately RMB6.5 billion, representing 13.5% of the ownership of JD Health on a fully diluted basis.
In August 2020, JD Health entered into definitive agreements for the non-redeemable
series B preferred share financing (“JD Health Series B Preference Shares”) with a group third-party investors. The total amount of financing raised from JD Health Series B Preference Shares was approximately RMB6.3 billion, representing 4.5% of the ownership of JD Health on a fully diluted basis.
The Group determined that JD Health Series A Preference Shares and JD Health Series B Preference Shares should be classified as non-controlling
interests upon its issuance since they were not redeemable by the holders.
In December 2020, JD Health IPO was completed with net proceeds after deducting underwriting commissions, share issuance costs and offering expenses approximately amounted to RMB25.7 billion, representing 13.8% of the issued share capital of JD Health immediately after the completion of the exercise of the over-allotment option. Upon the completion of JD Health IPO, JD Health Series A Preference Shares and JD Health Series B Preference Shares have been converted into ordinary shares of JD Health.
As of December 31, 2019, among the proceeds received, RMB1.0 billion was recorded as non-controlling
interests and RMB5.2 billion was recorded as additional
paid-in
capital. As of December 31, 2020, among the proceeds received, RMB11.8 billion was recorded as non-controlling
interests and RMB26.7 billion was recorded as additional
paid-in
capital.

JD Industry [Member]
Financing
25. Financing for JD Industry
In April and December 2020, JD Industry, the Group’s subsidiary dedicated to empowering industrial development by supply chain, technology and services, entered into definitive agreements for non-redeemable series A and series A-1 preference share financing (“JD Industry Series A and A-1 Preference Shares”) with a group of third-party investors. The total amount of financing arising from JD Industry Series A and A-1 Preference Shares was
US$335 million. The Group held 81% of JD
Industry’s
issued and outstanding shares after the financing of JD
Industry
Series A and
A-1
Preference Shares.
The Group determined that JD Industry Series A and
A-1
Preference Shares should be classified as
non-controlling
interests upon its issuance since they were not redeemable by the holders.
Among the proceeds received, RMB510 million was recorded as non-controlling interests and RMB1,792 million was recorded as additional paid-in capital.

Jd Property [Member]
Financing

26. Financing for JD Property
In March 2021, JD Property, the Group’s subsidiary which focuses on infrastructure asset management and integrated property services, entered into definitive agreements for the non-redeemable series A preference share financing (“JD Property Series A Preference Shares”) with a group of third-party investors. The total amount of financing arising from JD Property Series A Preference Shares was
US$703
million. The Group held
 84%
of JD Property’s issued and outstanding shares after the financing of JD Property Series A Preference Shares.
The Group determined that JD Property Series A Preference Shares should be classified as non-controlling
interests upon its issuance since they were not redeemable by the holders.
As of December 31, 2021, among the proceeds received, RMB3.1 billion was recorded as non-controlling
interests and RMB1.3 billion was recorded as additional
paid-in
capital.